Accumulated Other Comprehensive Loss Components of Stockholders Equity (Details) - USD ($) $ in Millions	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2019
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance, shares					317,420,933					294,815,890	317,420,933	317,420,933
Beginning balance, equity attributable to Hilton stockholders					$ 1,688					$ 551	$ 1,688	$ 1,688
Beginning balance, equity attributable to noncontrolling interest					(3)					(7)	(3)	(3)
Beginning balance, equity	$ 108		$ 560	$ 1,747	1,691				$ 5,627	558	1,691	1,691	$ 5,627	$ 5,951
Net income attributable to Hilton stockholders	260	$ 224	162	217	161	$ 729	$ 158	$ 150	47	418	378	764	1,084	338
Net income attributable to noncontrolling interest	(1)			0						(2)	(2)	(5)	(5)	(16)
Net income	261	$ 225	$ 164	217	163	$ 730	$ 160	$ 151	$ 48	420	380	769	1,089	354
Other Comprehensive Income (Loss), Net of Tax	(8)			(62)						(24)	(1)	(57)	197	(218)
Dividends	44			46						87	94	184	196	279
Treasury Stock, Value, Acquired, Cost Method	383			1,329						679	1,439	$ 1,721	$ 891
Adjustments to Additional Paid in Capital, Share-based Compensation and Exercise of Stock Options	$ 45			33						$ 47	23
Deconsolidation of a variable interest entity														(4)
Ending balance, shares	287,693,211	294,815,890				317,420,933				287,693,211		294,815,890	317,420,933
Ending balance, equity attributable to Hilton stockholders	$ (30)	$ 551				$ 1,688				$ (30)		$ 551	$ 1,688
Ending balance, equity attributable to noncontrolling interest	(7)	(7)				(3)				(7)		(7)	(3)
Ending balance, equity	$ (23)	$ 558		$ 560	$ 1,747	$ 1,691				$ (23)	$ 560	$ 558	$ 1,691	$ 5,627
Common stock
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance, shares	292,000,000		298,000,000	317,000,000	317,000,000				329,000,000	295,000,000	317,000,000	317,000,000	329,000,000	329,000,000
Beginning balance, equity attributable to Hilton stockholders	$ 3		$ 3	$ 3	$ 3				$ 3	$ 3	$ 3	$ 3	$ 3	$ 3
Treasury Stock, Shares, Acquired	4,000,000			19,000,000						8,000,000	20,000,000	23,000,000	14,000,000
Share-based compensation, shares										1,000,000	1,000,000	1,000,000	2,000,000
Ending balance, shares	288,000,000	295,000,000		298,000,000	317,000,000	317,000,000				288,000,000	298,000,000	295,000,000	317,000,000	329,000,000
Ending balance, equity attributable to Hilton stockholders	$ 3	$ 3		$ 3	$ 3	$ 3				$ 3	$ 3	$ 3	$ 3	$ 3
Treasury stock
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance, equity attributable to Hilton stockholders	(2,921)		(2,330)	(1,001)	(891)				0	(2,625)	(891)	(891)	0	0
Treasury Stock, Value, Acquired, Cost Method	383			1,329						679	1,439	1,721	891
Ending balance, equity attributable to Hilton stockholders	(3,304)	(2,625)		(2,330)	(1,001)	(891)				(3,304)	(2,330)	(2,625)	(891)	0
Additional paid-in capital
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance, equity attributable to Hilton stockholders	10,374		10,321	10,288	10,298				10,220	10,372	10,298	10,298	10,220	10,158
Adjustments to Additional Paid in Capital, Share-based Compensation and Exercise of Stock Options	45			33						47	23
Ending balance, equity attributable to Hilton stockholders	10,419	10,372		10,321	10,288	10,298				10,419	10,321	10,372	10,298	10,220
Retained earnings
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance, equity attributable to Hilton stockholders	(6,558)		(6,697)	(6,868)	(6,981)				(3,545)	(6,417)	(6,981)	(6,981)	(3,545)	(3,392)
Net income attributable to Hilton stockholders	260			217						418	378	764	1,084	338
Dividends	44			46						87	94	184	196	279
Ending balance, equity attributable to Hilton stockholders	(6,342)	(6,417)		(6,697)	(6,868)	(6,981)				(6,342)	(6,697)	(6,417)	(6,981)	(3,545)
Accumulated other comprehensive loss
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance, equity attributable to Hilton stockholders	(798)		(742)	(680)	(741)				(1,001)	(782)	(741)	(741)	(1,001)	(784)
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent	(8)			(62)						(24)	(1)	(57)	197	(217)
Ending balance, equity attributable to Hilton stockholders	(806)	(782)		(742)	(680)	(741)				(806)	(742)	(782)	(741)	(1,001)
Noncontrolling interest
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance, equity attributable to noncontrolling interest	8		$ 5	5	3				$ (50)	7	3	3	(50)	(34)
Net income attributable to noncontrolling interest	(1)									(2)	(2)	(5)	(5)	(16)
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Noncontrolling Interest												0	0	1
Deconsolidation of a variable interest entity														(4)
Ending balance, equity attributable to noncontrolling interest	7	$ 7		$ 5	$ 5	$ 3				7	$ 5	$ 7	$ 3	$ (50)
Variable Interest Entity, Primary Beneficiary [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Deconsolidation of a variable interest entity	(2)									(2)
Variable Interest Entity, Primary Beneficiary [Member] | Retained earnings
Accumulated Other Comprehensive Income (Loss) [Line Items]
Deconsolidation of a variable interest entity	(2)									(2)
Accounting Standards Update 2016-02 [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Cumulative Effect of New Accounting Principle in Period of Adoption	(256)									(256)					$ 256
Accounting Standards Update 2016-02 [Member] | Retained earnings
Accumulated Other Comprehensive Income (Loss) [Line Items]
Cumulative Effect of New Accounting Principle in Period of Adoption	$ (256)									$ (256)